Finance Liabilities (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 06, 2022 USD ($)	Aug. 17, 2022 USD ($) Vessels	Mar. 29, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Finance Lease Liability	$ 132,129	$ 140,931
Lease obligation issuance costs	$ 1,724	$ 3,302	$ 7,594
Weighted average remaining lease term	7 years 8 months 12 days
Average interest rate	4.83%
Sublease Income	$ 34,560
Florida 2022 Built Capesize Vessel [Member]
Property, Plant and Equipment [Line Items]
Finance Lease Liability						$ 50,000
Term for bareboat charter party						10 years
Lease obligation to purchase vessel						$ 16,350
New Orleans And Santa Barbara Vessels [Member]
Property, Plant and Equipment [Line Items]
Finance Lease Liability					$ 66,400
Term for bareboat charter party					8 years
Number of sale and leaseback agreements | Vessels					2
New Orleans Vessel [Member]
Property, Plant and Equipment [Line Items]
Lease obligation to purchase vessel					$ 13,000
Santa Barbara Vessel [Member]
Property, Plant and Equipment [Line Items]
Lease obligation to purchase vessel					$ 13,000
DSI Andromeda [Member]
Property, Plant and Equipment [Line Items]
Finance Lease Liability				$ 29,850
Term for bareboat charter party				10 years
Lease obligation to purchase vessel				$ 8,050